Pension Plans and Other Postretirement Benefit Plans - Weighted-Average Asset Allocation (Details)	Jun. 30, 2023	Jun. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	100.00%	100.00%
Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	10.00%	8.00%
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	75.00%	78.00%
Defined benefit plan, plan assets, target allocation, percentage	85.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	15.00%	14.00%
Defined benefit plan, plan assets, target allocation, percentage	15.00%
Union Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	100.00%